Intangibles (Policies)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangibles

Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Railway concessions	5 to 37 years
Research and development project	19 years
Software	5 years